Leases - Future Undiscounted Payments Under Operating Lease Arrangements Under ASC Topic 842 (Details) - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018
Leases [Abstract]
2019 (remaining)	$ 47.4
2020	59.9
2021	53.5
2022	42.4
2023	35.4
Thereafter	136.5
Total lease payments, undiscounted	375.1
Less: discount	101.5
Total operating lease liability as of March 31, 2019, at present value	273.6
Less: operating lease liability, current	42.7	$ 0.0
Operating lease liability as of March 31, 2019, long term	$ 230.9	$ 0.0